Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting

The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition

The Plan’s investment in the Master Trust (see Note 4) is recorded at the net asset value (“NAV”) of the underlying investments within the Master Trust. The Master Trust’s assets are primarily invested in funds managed by the Trustee through a commingled employee benefit funds trust. Units have been purchased in funds which invest primarily in securities of major U.S. companies, international equity securities in both developed and emerging markets, and government agency fixed income securities. These investments are stated at fair value.

Purchases and sales of securities are recorded by the Master Trust on a trade-date basis. Realized gains and losses for security transactions are reported using the average cost method. Net appreciation (depreciation) in the Master Trust includes realized gains and losses on the sale of investments, and unrealized appreciation or depreciation. Interest and dividend income are recorded on an accrual basis, and dividends are recorded on the ex-dividend date.

Notes Receivable from Participants
Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus accrued interest. Delinquent participant loans are classified as deemed distributions based upon the terms of the Plan document.
Contributions	Contributions Employee and employer contributions are recorded in the period in which the employee contributions are withheld from compensation.
Payment of Benefits	Payment of Benefits Benefits to participants are recorded when paid.
Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and related notes to the financial statements. Changes in such estimates may affect amounts reported in future periods.

Risks and Uncertainties
Risks and Uncertainties

The Plan provides for various investment options in any combination of investment securities. Investment securities are exposed to various risks, such as interest rate, market, and credit. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks in the near term would materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits and the Statements of Changes in Net Assets Available for Benefits.

The Plan’s share of the Stable Value Fund, a common collective trust fund, invests in a variety of investment contracts such as guaranteed investment contracts, bank investment contracts, and a wrapped portfolio of fixed income instruments. Certain events may limit the ability of the Plan to transact at contract value with the issuer. The Plan administrator does not believe that the occurrence of any such event is probable.